WARRANTS (Details Narrative) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Weighted average exercise price	$ 15.97	$ 15.97
Weighted average remaining contractual life	8 months 12 days	1 year 4 months 24 days